DERIVATIVES - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) entity	Dec. 31, 2023 USD ($) entity	Dec. 31, 2022 USD ($)
Derivative [Line Items]
Number of counterparties | entity	6	6
Derivative Asset	$ 397,104
Derivative Assets (Liabilities), at Fair Value, Net	(281)
Derivative Liability	397,385	$ 263,131
Derivative, Notional Amount	16,941,027	19,339,867
AOCI, Cash Flow Hedge, Cumulative Gain (Loss), after Tax	(1,176)	3,755	$ 0
Client derivative fees	4,701	5,155	$ 5,441
Derivative Liability, Fair Value of Collateral	130,500	137,800
Derivative Liability, Fair Value of Collateral, net of restricted cash	115,400	$ 116,200
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	700
Other Receivables	$ 45,000
Foreign Exchange
Derivative [Line Items]
Number of counterparties | entity	4	5
Foreign Exchange | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ (28,954)
Derivative, Notional Amount	5,741,839
Credit Risk Contract [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts	100
Derivative, Notional Amount	204,800	$ 232,500
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Derivative, Notional Amount	27,800	25,200
Other Credit Derivatives [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts		300
Derivative, Notional Amount	22,300	25,500
Credit Risk Derivative Assets, at Fair Value	200
Other Contract-Mortgage
Derivative [Line Items]
Derivative, Notional Amount	$ 106,000	$ 109,200
Commodity
Derivative [Line Items]
Number of counterparties | entity	3
Commodity | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 158
Derivative, Notional Amount	$ 1,701
Derivative [Member]
Derivative [Line Items]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Derivative [Member] | Foreign Exchange
Derivative [Line Items]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Derivative [Member] | Commodity
Derivative [Line Items]
Derivative Liability	$ 200
Derivative [Member] | Other Liabilities [Member]
Derivative [Line Items]
Derivative, Notional Amount	2,200,000	$ 2,200,000
Derivative [Member] | Other Liabilities [Member] | Foreign Exchange
Derivative [Line Items]
Derivative, Notional Amount	$ 5,800,000	$ 7,000,000